Other non-current liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other non-current liabilities
33. Other
non-current
liabilities

	2020 £m	2019 £m
Accruals	41	42
Deferred income	21	24
Other payables	741	778

	803	844

Other payables includes a number of employee-related liabilities including employee savings plans.